Restatement of Previously Issued Consolidated Financial Statements - Consolidated Statements of Financial Condition (FY) (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020		Nov. 16, 2020	Mar. 31, 2020	Dec. 31, 2019
Assets
Cash and cash equivalents	$ 156,273	$ 198,146	[1]			$ 79,866
Management fees receivable	15,955	14,524	[1]			13,896
Incentive fees receivable	25,935	69,424	[1]			20,771
Due from related parties	8,513	11,326	[1]			10,226
Investments	180,708	166,273	[1]			159,358
Premises and equipment, net	6,110	7,870	[1]			8,871
Intangible assets, net	8,004	8,588	[1]			16,092
Goodwill	28,959	28,959	[1]			28,959
Deferred tax assets, net	73,355	74,153	[1]			126
Other assets	31,031	53,015	[1]			34,991
Total assets	534,843	632,278	[1]			373,156
Liabilities and Equity (Deficit)
Accrued compensation and benefits	20,794	74,681	[1]			63,668
Employee related obligations	26,898	25,274	[1]			22,614
Debt	284,982	335,155	[1]			448,500
Payable to related parties pursuant to the tax receivable agreement	60,598	60,518	[1]			0
Warrant liabilities	26,049	42,793	[1]	$ 31,200		0
Accrued expenses and other liabilities	35,266	60,926	[1]			52,204
Total liabilities	454,587	599,347	[1]			586,986
Commitments and contingencies (Note 18)			[1]
Redeemable noncontrolling interest	117,460	115,121	[1]		$ 114,489
Partners' deficit		0				(308,373)
Preferred stock, $0.0001 par value, 100,000,000 shares authorized; 0 shares issued and outstanding as of December 31, 2020	0	0	[1]
Additional paid-in capital	13,920	2,705	[1]
Accumulated other comprehensive loss	(1,570)	(2,233)	[1]			(6,854)
Retained earnings	(33,833)	(29,832)	[1]
Member's deficit - GCM, L.L.C.		0				(66)
Total GCM Grosvenor Inc. deficit / partners' and member's deficit	(21,465)	(29,342)	[1]
Noncontrolling interests in subsidiaries	96,158	94,013	[1]
Noncontrolling interests in GCMH	(111,897)	(146,861)	[1]
Total deficit	(37,204)	(82,190)	[1]
Total liabilities and equity (deficit)	534,843	632,278	[1]			$ 373,156
As Previously Reported
Assets
Cash and cash equivalents		198,146
Management fees receivable		14,524
Incentive fees receivable		69,424
Due from related parties		11,326
Investments		166,273
Premises and equipment, net		7,870
Intangible assets, net		8,588
Goodwill		28,959
Deferred tax assets, net		73,766
Other assets		53,015
Total assets		631,891
Liabilities and Equity (Deficit)
Accrued compensation and benefits		74,681
Employee related obligations		25,274
Debt		335,155
Payable to related parties pursuant to the tax receivable agreement		60,131
Warrant liabilities		0
Accrued expenses and other liabilities		60,926
Total liabilities		556,167
Commitments and contingencies (Note 18)
Redeemable noncontrolling interest		115,121
Partners' deficit		0
Preferred stock, $0.0001 par value, 100,000,000 shares authorized; 0 shares issued and outstanding as of December 31, 2020		0
Additional paid-in capital		2,298
Accumulated other comprehensive loss		(2,233)
Retained earnings		(20,098)
Member's deficit - GCM, L.L.C.		0
Total GCM Grosvenor Inc. deficit / partners' and member's deficit		(20,015)
Noncontrolling interests in subsidiaries		94,013
Noncontrolling interests in GCMH		(113,395)
Total deficit		(39,397)
Total liabilities and equity (deficit)		631,891
Restatement Impacts
Assets
Cash and cash equivalents		0
Management fees receivable		0
Due from related parties		0
Investments		0
Premises and equipment, net		0
Intangible assets, net		0
Goodwill		0
Deferred tax assets, net		387
Other assets		0
Total assets		387
Liabilities and Equity (Deficit)
Accrued compensation and benefits		0
Employee related obligations		0
Debt		0
Payable to related parties pursuant to the tax receivable agreement		387
Warrant liabilities		42,793
Accrued expenses and other liabilities		0
Total liabilities		43,180
Commitments and contingencies (Note 18)
Redeemable noncontrolling interest		0
Partners' deficit		0
Preferred stock, $0.0001 par value, 100,000,000 shares authorized; 0 shares issued and outstanding as of December 31, 2020		0
Additional paid-in capital		407
Accumulated other comprehensive loss		0
Retained earnings		(9,734)
Member's deficit - GCM, L.L.C.		0
Total GCM Grosvenor Inc. deficit / partners' and member's deficit		(9,327)
Noncontrolling interests in subsidiaries		0
Noncontrolling interests in GCMH		(33,466)
Total deficit		(42,793)
Total liabilities and equity (deficit)		387
Common Class A
Liabilities and Equity (Deficit)
Common stock	4	4	[1]
Common Class A | As Previously Reported
Liabilities and Equity (Deficit)
Common stock		4
Common Class A | Restatement Impacts
Liabilities and Equity (Deficit)
Common stock		0
Common Class B
Liabilities and Equity (Deficit)
Common stock	0	0	[1]
Common Class B | As Previously Reported
Liabilities and Equity (Deficit)
Common stock		0
Common Class B | Restatement Impacts
Liabilities and Equity (Deficit)
Common stock		0
Common Class C
Liabilities and Equity (Deficit)
Common stock	$ 14	14	[1]
Common Class C | As Previously Reported
Liabilities and Equity (Deficit)
Common stock		14
Common Class C | Restatement Impacts
Liabilities and Equity (Deficit)
Common stock		$ 0

[1]	For discussion on the restatement adjustments, see Note 4.